Discontinued Operations (Details) - Schedule of major classes of assets and liabilities of the discontinued operations - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current Assets – discontinued operations:
Cash		$ 416,831
Accounts receivable, net		334,095
Inventories, net		305,080
Prepaid expenses and other current assets		268,602
Total current assets – discontinued operations		1,324,608
Noncurrent Assets – discontinued operations:
Property and equipment, net		1,925,844
Operating lease right of use assets		501,827
Goodwill		22,166
Intangible assets, net		7,933
Total noncurrent assets		2,457,770
Current liabilities – discontinued operations:
Accounts payable and accrued expenses		484,852
Current portion of operating lease liability		67,725
Notes payable – current portion		446,545
Total current liabilities – discontinued operations		999,122
Long term liabilities – discontinued operations:
Notes payable – long term, net of current portion		4,187,376
Accrued expenses – long term, related party		1,359,989
Financing lease liability, net of current portion		434,102
Total long term liabilities – discontinued operations		$ 5,981,467